NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9%
	ASSET MANAGEMENT - 1.9%
2,900	BlackRock, Inc.	$ 2,352,886

	AUTOMOTIVE - 0.7%
4,200	Tesla, Inc.(a)	847,896

	BANKING - 4.0%
69,500	Bank of America Corporation	2,399,140
14,200	JPMorgan Chase & Company	2,642,052
		5,041,192
	BEVERAGES - 1.3%
9,700	PepsiCo, Inc.	1,603,798

	BIOTECH & PHARMA - 5.2%
4,700	Amgen, Inc.	1,287,001
3,400	Eli Lilly & Company	2,562,512
9,500	Johnson & Johnson	1,533,110
2,700	Vertex Pharmaceuticals, Inc(a)	1,135,998
		6,518,621
	CHEMICALS - 2.1%
2,700	Air Products and Chemicals, Inc.	631,908
3,900	Ecolab, Inc.	876,876
2,000	LyondellBasell Industries N.V.	200,560
2,750	Sherwin-Williams Company (The)	913,083
		2,622,427
	COMMERCIAL SUPPORT SERVICES - 1.3%
8,000	Waste Management, Inc.	1,645,200

	CONSTRUCTION MATERIALS - 0.2%
1,100	Vulcan Materials Company	292,435

	DATA CENTER REIT - 1.3%
11,000	Digital Realty Trust, Inc.	1,614,910

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.4%
9,000	Honeywell International, Inc.	$ 1,788,570

	E-COMMERCE DISCRETIONARY - 4.0%
28,000	Amazon.com, Inc.(a)	4,949,280

	ELECTRIC UTILITIES - 1.0%
8,000	Dominion Energy, Inc.	382,640
5,500	NextEra Energy, Inc.	303,545
9,150	Southern Company (The)	615,338
		1,301,523
	ELECTRICAL EQUIPMENT - 1.9%
22,000	Amphenol Corporation	2,403,280

	ENTERTAINMENT CONTENT - 0.6%
6,300	Walt Disney Company (The)	702,954

	FOOD - 0.4%
2,600	Hershey Company (The)	488,592

	HEALTH CARE FACILITIES & SERVICES - 1.3%
3,200	UnitedHealth Group, Inc.	1,579,520

	HOME CONSTRUCTION - 2.4%
3,300	Lennar Corporation	523,083
33,000	Masco Corporation	2,533,080
		3,056,163
	HOUSEHOLD PRODUCTS - 1.5%
12,125	Procter & Gamble Company (The)	1,927,148

	INFRASTRUCTURE REIT - 0.4%
2,350	American Tower Corporation	467,321

	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
2,600	Goldman Sachs Group, Inc. (The)	1,011,530

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.6% (Continued)
18,000	Intercontinental Exchange, Inc.	$ 2,491,560
11,300	Morgan Stanley	972,252
		4,475,342
	INSURANCE - 1.7%
5,100	Berkshire Hathaway, Inc.(a)	2,087,940

	INTERNET MEDIA & SERVICES - 7.1%
31,800	Alphabet, Inc.(a)	4,403,028
5,500	Meta Platforms, Inc.	2,695,715
3,000	Netflix, Inc.(a)	1,808,760
		8,907,503
	LEISURE FACILITIES & SERVICES - 0.6%
2,600	McDonald's Corporation	759,928

	MACHINERY - 2.8%
6,300	Caterpillar, Inc.	2,103,948
14,300	Ingersoll Rand, Inc.	1,306,019
		3,409,967
	MEDICAL EQUIPMENT & DEVICES - 6.8%
20,000	Abbott Laboratories	2,372,800
5,000	Danaher Corporation	1,265,700
6,500	Stryker Corporation	2,268,955
4,600	Thermo Fisher Scientific, Inc.	2,622,828
		8,530,283
	OIL & GAS PRODUCERS - 2.5%
6,600	Chevron Corporation	1,003,266
8,200	Exxon Mobil Corporation	857,064
34,400	Williams Companies, Inc. (The)	1,236,336
		3,096,666
	RETAIL - CONSUMER STAPLES - 3.0%
2,075	Costco Wholesale Corporation	1,543,572
4,100	Dollar Tree, Inc.(a)	601,388
28,200	Walmart, Inc.	1,652,801
		3,797,761

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 97.9% (Continued)
	RETAIL - DISCRETIONARY - 4.2%
9,200	Home Depot, Inc. (The)	$ 3,501,612
17,900	TJX Companies, Inc. (The)	1,774,606
		5,276,218
	SELF-STORAGE REIT - 0.4%
1,900	Public Storage	539,353

	SEMICONDUCTORS - 7.1%
20,000	Marvell Technology, Inc.	1,433,200
8,730	NVIDIA Corporation	6,906,478
5,000	Teradyne, Inc.	517,950
		8,857,628
	SOFTWARE - 14.3%
4,400	Adobe, Inc.(a)	2,465,232
23,300	Microsoft Corporation	9,637,811
12,700	Oracle Corporation	1,418,336
1,600	Palo Alto Networks, Inc.(a)	496,880
11,000	Salesforce, Inc.(a)	3,397,020
2,500	Snowflake, Inc.(a)	470,700
		17,885,979
	SPECIALTY FINANCE - 0.7%
6,800	Capital One Financial Corporation	935,748

	TECHNOLOGY HARDWARE - 7.9%
46,400	Apple, Inc.	8,386,799
30,750	Cisco Systems, Inc.	1,487,378
		9,874,177
	TECHNOLOGY SERVICES - 1.8%
8,000	Visa, Inc.	2,261,120

	WHOLESALE - CONSUMER STAPLES - 0.5%
7,500	Sysco Corporation	607,275

NORTH COUNTRY LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $43,435,176)	$ 122,506,604

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
2,454,146	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, 5.21% (Cost $2,454,146)(b)	2,454,146

	TOTAL INVESTMENTS - 99.9% (Cost $45,889,322)	$ 124,960,750
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	102,986
	NET ASSETS - 100.0%	$ 125,063,736

N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.